Income Taxes - Summary of Income Tax Expense (Benefit) (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Current:
Federal			$ (3,658)	$ 7,791	$ 17,168
State			1,968	733	1,264
Foreign			14,599	9,518	15,176
Deferred:
Federal			10,720	15,612	(46,694)
State			2,820	4,296	1,864
Foreign			(841)	(4,071)	(3,545)
Total income tax expense (benefit)	$ (8,623)	$ (1,504)	$ 25,608	$ 33,879	$ (14,767)